Derivative financial instruments - Embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. item in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ (37,604,000)	$ 37,435,000
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	182,734	231,774
Embedded derivatives, maturity	January to May 2025	January to May 2024
Derivative financial asset liabilities	$ (33,125,000)	$ 34,581,000
Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 4.015	$ 3.588
Forward pricing	3.934	3.85
Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 4.41	$ 3.84
Forward pricing	3.998	3.897
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	1,764	5,072
Embedded derivatives, maturity	January 2025	January 2024
Provisional pricing	$ 4.011
Forward pricing	3.934	3.85
Derivative financial asset liabilities	$ (136,000)	$ (95,000)
Copper cathode [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		$ 3.869
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	5,912	2,173
Embedded derivatives, maturity	January to April 2025	January to February 2024
Forward pricing	18.546	17.395
Derivative financial asset liabilities	$ (2,885,000)	$ 2,384,000
Molybdenum [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	18.63	15.251
Molybdenum [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 19.279	$ 17.803
Silver [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	725	757
Embedded derivatives, maturity	January to May 2025	January to May 2024
Derivative financial asset liabilities	$ (1,458,000)	$ 565,000
Silver [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 29.792	$ 21.568
Forward pricing	29.06	23.91
Silver [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 32.836	$ 24.91
Forward pricing	29.67	24.37